Components of Other Operating Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Business Promotion	$ 91.6	$ 87.8	$ 82.1
FDIC Insurance Premiums	23.5	25.4	29.3
Staff Related	39.1	41.9	37.6
Legal Settlement Charge	19.2
Other Expenses	119.7	107.5	100.6
Total Other Operating Expense	314.2	282.9	267.1
Other Intangible Assets
Component of Operating Other Cost and Expense [Line Items]
Other Intangibles Amortization	$ 21.1	$ 20.3	$ 17.5